Investment for Funds at Fair Value through Profit or Loss - Schedule of Fair Value of Investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Fair Value of Investment [Abstract]
Beginning balance	$ 2,256,830	$ 2,299,975
Redemption	(900,000)
Liquidated but not received	(1,431,925)
Revaluation gain (loss)	75,095	(43,145)
Fair value of investment for funds as at March 31,		$ 2,256,830